Nature of business	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Nature of business	Nature of business
Docebo Inc. (“Docebo” or the “Company”), a leading learning platform provider, was incorporated on April 21, 2016 under the Canada Business Corporations Act and is domiciled in Ontario, Canada. The Company’s head office is located at Suite 701, 366 Adelaide Street West, Toronto, Canada, M5V 1R9. These consolidated financial statements comprise the Company and its subsidiaries.

The Company’s shares are listed on both the Toronto Stock Exchange (“TSX”), as of October 8, 2019, and the Nasdaq Global Select Market (“Nasdaq”), as of December 3, 2020, under the stock symbol “DCBO”.